Right-of-Use Assets and Leases	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets and Leases
Right-of-Use Assets and Leases

17. Right-of-Use Assets and Leases

Right-of-use (ROU) assets within Property, Plant and Equipment:

	December 31	December 31
($ millions)	2023	2022
Property, plant and equipment, net – excluding ROU assets	63 982	59 778
ROU assets	3 668	2 876
	67 650	62 654

The following table presents the ROU assets by asset class:

Plant and
($ millions)	Equipment
Cost
At January 1, 2022	3 861
Additions and adjustments	523
Disposals	(156)
Foreign exchange	20
At December 31, 2022	4 248
Additions and adjustments	423
Acquisition(1) (note16)	1 425
Disposals(2)	(176)
Divestitures(1) (note 16)	(707)
Foreign exchange	(7)
At December 31, 2023	5 206

Accumulated provision
At January 1, 2022	(1 136)
Depreciation	(356)
Disposals	126
Foreign exchange	(6)
At December 31, 2022	(1 372)
Depreciation	(358)
Disposals(2)	94
Divestitures(1) (note 16)	96
Foreign exchange	2
At December 31, 2023	(1 538)

Net ROU assets
At December 31, 2022	2 876
At December 31, 2023	3 668

(1)	In connection with both the Teck acquisition (note 16) and the TotalEnergies Canada step acquisition (note16), Suncor was deemed to have divested of its pre-existing interest in Fort Hills, presented as divestments, and re-acquired it at fair value. As such, acquisitions include 100% of the fair value of ROU assets related to the TotalEnergies Canada acquisition, including the reevaluations of the existing working interest and the remaining capacity on a regional pipeline.
(2)	Disposals primarily relate to early lease terminations.

Other lease-related items recognized in the Consolidated Statements of Comprehensive Income:

There were no leases with residual value guarantees. For the year ended December 31, 2023, total cash outflow for leases, excluding short-term lease expense and variable lease expense, was $529 million (2022 – $496 million).